UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21199 and 811-21298

Name of Fund: WCMA Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Treasury Fund and
Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 09/30/2008

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited) September 30, 2008

WCMA Government Securities Fund WCMA Treasury Fund

2 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil.

The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality.

The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of

Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(10.87)%	(21.98)%

Small cap U.S. equities (Russell 2000 Index)	(0.54)	(14.48)

International equities (MSCI Europe, Australasia, Far East Index)	(22.35)	(30.50)

Fixed income (Barclays Capital U.S. Aggregate Index)*	(1.50)	3.65

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*	(2.59)	(1.87)

High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*	(6.77)	(10.51)

* Formerly a Lehman Brothers index. Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of
$1,000 invested on April 1, 2008 and held through September 30, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ share-
holder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	April 1, 2008	September 30, 2008	During the Period[1]	April 1, 2008	September 30, 2008	During the Period[1]

WCMA Government Securities Fund
Class 1	$1,000	$1,001.60	$7.88	$1,000	$1,017.23	$7.94
Class 2	$1,000	$1,004.70	$4.87	$1,000	$1,020.24	$4.91
Class 3	$1,000	$1,006.40	$3.22	$1,000	$1,021.89	$3.24
Class 4	$1,000	$1,006.40	$3.22	$1,000	$1,021.89	$3.24
WCMA Treasury Fund
Class 1	$1,000	$1,001.20	$7.02	$1,000	$1,018.08	$7.08
Class 2	$1,000	$1,003.90	$4.62	$1,000	$1,020.49	$4.66
Class 3	$1,000	$1,005.70	$2.82	$1,000	$1,022.29	$2.84
Class 4	$1,000	$1,005.70	$2.82	$1,000	$1,022.29	$2.84

[1] For each class of WCMA Government Securities Fund, expenses are equal to the annualized expense ratio for the class (1.57% for Class 1, 0.97%, for Class 2, 0.64% for
Class 3 and 0.64% for Class 4), and for each class of WCMA Treasury Fund, expenses are equal to the annualized expense ratio for the class (1.40% for Class 1, 0.92% for
Class 2, 0.56% for Class 3 and 0.56% for Class 4), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Current Seven-Day Yields

	WCMA	WCMA
	Government	Treasury
As of September 30, 2008	Securities Fund	Fund

Class 1	0.07%	0.07%
Class 2	0.48%	0.10%
Class 3	0.81%	0.44%
Class 4	0.81%	0.44%

4 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Statements of Assets and Liabilities

	WCMA	WCMA
	Government	Treasury
September 30, 2008 (Unaudited)	Securities Fund	Fund

Assets

Investments at value — Master Government Securities LLC and Master Treasury LLC (individually “Government LLC” and
“Treasury LLC,” or collectively the “Master LLCs”), respectively[1]	$ 512,579,763	$1,566,630,198
Capital shares sold receivable	2,003,660	—
Receivable from investment advisor	128,854	—
Withdrawals receivable from Master LLCs	—	466
Prepaid expenses	26,764	41,166
Other assets	155,820	121,078

Total assets	514,894,861	1,566,792,908

Liabilities

Contributions payable to Master LLCs	2,003,660	—
Administration fees payable	98,129	236,777
Distribution fees payable	183,241	153,349
Other affiliates payable	1,736	5,812
Officer’s and Directors’ fees payable	45	75
Capital shares redeemed payable	—	466

Total liabilities	2,286,811	396,479

Net Assets	$ 512,608,050	$1,566,396,429

Net Assets Consist of

Class 1, $0.10 par value per share, unlimited number of shares authorized	$ 899,409	$ 4,630,250
Class 2, $0.10 par value per share, unlimited number of shares authorized	8,368,177	23,713,152
Class 3, $0.10 par value per share, unlimited number of shares authorized	16,617,757	64,242,987
Class 4, $0.10 par value per share, unlimited number of shares authorized	25,371,655	64,046,759
Paid-in capital in excess of par	461,312,983	1,409,698,334
Accumulated net realized gain allocated from the Master LLCs	38,069	64,947

Net Assets	$ 512,608,050	$1,566,396,429

Net Assets Value

Class 1:
Net assets	$ 8,994,794	$ 46,304,173

Shares outstanding	8,994,093	46,302,500

Net asset value	$ 1.00	$ 1.00

Class 2:
Net assets	$ 83,688,175	$ 237,142,011

Shares outstanding	83,681,774	237,131,520

Net asset value	$ 1.00	$ 1.00

Class 3:
Net assets	$ 166,190,503	$ 642,453,533

Shares outstanding	166,177,568	642,429,873

Net asset value	$ 1.00	$ 1.00

Class 4:
Net assets	$ 253,734,578	$ 640,496,712

Shares outstanding	253,716,548	640,467,590

Net asset value	$ 1.00	$ 1.00

[1] Investments at cost — affiliated	$ 512,579,763	$1,566,630,198

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

5

Statements of Operations

	WCMA	WCMA
	Government	Treasury
Six Months Ended September 30, 2008 (Unaudited)	Securities Fund	Fund

Investment Income

Income from affiliates	$ 16,356	$ 1,535
Net investment income allocated from the Master LLCs:
Interest	4,834,815	8,440,164
Expenses	(586,312)	(867,232)

Total income	4,264,859	7,574,467

Expenses

Administration	635,602	1,267,468
Service and distribution — Class 1	56,885	87,421
Service and distribution — Class 2	277,010	501,058
Service and distribution — Class 3	304,410	701,573
Service and distribution — Class 4	457,643	844,363
Registration	199,245	190,581
Transfer agent — Class 1	2,639	3,364
Transfer agent — Class 2	3,573	5,640
Transfer agent — Class 3	2,249	4,144
Transfer agent — Class 4	2,728	4,082
Printing	17,414	16,653
Professional	10,762	13,640
Officer and Directors	108	331
Miscellaneous	6,544	5,437

Total expenses	1,976,812	3,645,755
Less fees waived by administrator	(740,850)	(1,332,678)

Total expenses after waiver	1,235,962	2,313,077

Net investment income	3,028,897	5,261,390

Realized Gain Allocated from the Master LLCs

Net realized gain from investments	4,894	6,734

Net Increase in Net Assets Resulting from Operations	$ 3,033,791	$ 5,268,124

See Notes to Financial Statements.

6 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Statements of Changes in Net Assets

	WCMA		WCMA
	Government		Treasury
	Securities Fund		Fund

	Six Months Ended		Six Months Ended
	September 30,	Year Ended	September 30,	Year Ended
	2008	March 31,	2008	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	(Unaudited)	2008

Operations

Net investment income	$ 3,028,897	$ 17,111,582	$ 5,261,390	$ 19,662,846
Net realized gain	4,894	31,548	6,734	55,011
Net change in unrealized appreciation/depreciation	—	289,536	—	51,414

Net increase in net assets resulting from operations	3,033,791	17,432,666	5,268,124	19,769,271

Dividends to Shareholders From

Net investment income:
Class 1	(19,809)	(315,273)	(19,949)	(372,698)
Class 2	(391,111)	(2,758,865)	(563,937)	(3,381,360)
Class 3	(1,043,103)	(6,009,348)	(2,111,442)	(7,701,692)
Class 4	(1,574,874)	(8,028,096)	(2,566,062)	(8,207,096)

Decrease in net assets resulting from dividends to shareholders	(3,028,897)	(17,111,582)	(5,261,390)	(19,662,846)

Capital Share Transactions

Net increase in net assets derived from share transactions	2,711,085	48,665,561	515,748,475	638,946,525

Net Assets

Total increase in net assets	2,715,979	48,986,645	515,755,209	639,052,950
Beginning of period	509,892,071	460,905,426	1,050,641,220	411,588,270

End of period	$ 512,608,050	$ 509,892,071	$1,566,396,429	$1,050,641,220

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

7

Financial Highlights				WCMA Government Securities Fund

			Class 1
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0016	0.0274	0.0351	0.0199	0.0027	0.0004
Net realized and unrealized gain (loss)	0.0000[1]	0.0013	0.0003	0.0001	(0.0012)	(0.0002)

Net increase from investment operations	0.0016	0.0287	0.0354	0.0200	0.0015	0.0002

Dividends and distributions from:
Net investment income	(0.0016)	(0.0274)	(0.0351)	(0.0199)	(0.0027)	(0.0004)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)

Total dividends and distributions	(0.0016)	(0.0274)	(0.0351)	(0.0199)	(0.0027)	(0.0005)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.16%[3]	2.77%	3.55%	2.01%	0.27%	0.05%

Ratios to Average Net Assets[4]

Total expenses after waiver	1.57%[5]	1.62%	1.59%	1.59%	1.41%	1.09%

Total expenses	1.58%[5]	1.62%	1.59%	1.59%	1.60%	1.58%

Net investment income	0.33%[5]	2.68%	3.51%	1.99%	0.24%	0.04%

Supplemental Data

Net assets, end of period (000)	$ 8,995	$ 10,544	$ 11,122	$ 18,837	$ 16,718	$ 22,260

[1] Amount is less than $0.0001 per share.
[2] Amount is less than $(0.0001) per share.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Government LLC’s allocated expenses and/or net investment income.
[5] Annualized.

See Notes to Financial Statements. 8 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Financial Highlights (continued)				WCMA Government Securities Fund

			Class 2
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0047	0.0336	0.0407	0.0259	0.0070	0.0015
Net realized and unrealized gain (loss)	0.0000[1]	0.0011	0.0004	0.0001	(0.0011)	(0.0001)

Net increase from investment operations	0.0047	0.0347	0.0411	0.0260	0.0059	0.0014

Dividends and distributions from:
Net investment income	(0.0047)	(0.0336)	(0.0407)	(0.0259)	(0.0070)	(0.0015)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)

Total dividends and distributions	(0.0047)	(0.0336)	(0.0407)	(0.0259)	(0.0070)	(0.0016)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.47%[3]	3.41%	4.13%	2.63%	0.70%	0.16%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.97%[5]	1.00%	1.03%	0.99%	0.98%	0.97%

Total expenses	1.25%[5]	1.26%	1.28%	1.27%	1.28%	1.26%

Net investment income	0.95%[5]	3.32%	4.07%	2.58%	0.68%	0.15%

Supplemental Data

Net assets, end of period (000)	$ 83,688	$ 88,881	$ 82,655	$ 115,872	$ 119,718	$ 137,566

[1] Amount is less than $0.0001 per share.
[2] Amount is less than $(0.0001) per share.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Government LLC’s allocated expenses and/or net investment income.
[5] Annualized.

See Notes to Financial Statements. SEMI-ANNUAL REPORT SEPTEMBER 30, 2008 9

Financial Highlights (continued)					WCMA Government Securities Fund

			Class 3
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0064	0.0368	0.0439	0.0291	0.0102	0.0047
Net realized and unrealized gain (loss)	0.0000[1]	0.0010	0.0004	0.0001	(0.0010)	(0.0001)

Net increase from investment operations	0.0064	0.0378	0.0443	0.0292	0.0092	0.0046

Dividends and distributions from:
Net investment income	(0.0064)	(0.0368)	(0.0439)	(0.0291)	(0.0102)	(0.0047)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)

Total dividends and distributions	(0.0064)	(0.0368)	(0.0439)	(0.0291)	(0.0102)	(0.0048)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.64%[3]	3.74%	4.47%	2.96%	1.03%	0.48%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.64%[5]	0.68%	0.71%	0.67%	0.66%	0.65%

Total expenses	0.95%[5]	0.96%	0.98%	0.97%	0.98%	0.96%

Net investment income	1.27%[5]	3.67%	4.41%	2.88%	1.01%	0.48%

Supplemental Data

Net assets, end of period (000)	$ 166,191	$ 154,833	$ 158,327	$ 158,500	$ 193,195	$ 224,278

[1] Amount is less than $0.0001 per share.
[2] Amount is less than $(0.0001) per share.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Government LLC’s allocated expenses and/or net investment income.
[5] Annualized.

See Notes to Financial Statements. 10 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Financial Highlights (continued)					WCMA Government Securities Fund

			Class 4
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0064	0.0368	0.0439	0.0291	0.0102	0.0047
Net realized and unrealized gain (loss)	0.0000[1]	0.0003	0.0003	0.0002	(0.0012)	0.0000[1]

Net increase from investment operations	0.0064	0.0371	0.0442	0.0293	0.0090	0.0047

Dividends and distributions from:
Net investment income	(0.0064)	(0.0368)	(0.0439)	(0.0291)	(0.0102)	(0.0047)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]

Total dividends and distributions	(0.0064)	(0.0368)	(0.0439)	(0.0291)	(0.0102)	(0.0047)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.64%[3]	3.74%	4.47%	2.96%	1.03%	0.47%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.64%[5]	0.68%	0.71%	0.67%	0.66%	0.65%

Total expenses	0.94%[5]	0.95%	0.98%	0.98%	0.97%	0.96%

Net investment income	1.27%[5]	3.59%	4.41%	3.10%	0.91%	0.48%

Supplemental Data

Net assets, end of period (000)	$ 253,735	$ 255,634	$ 208,801	$ 207,778	$ 81,344	$ 157,203

[1] Amount is less than $0.0001 per share.
[2] Amount is less than $(0.0001) per share.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Government LLC’s allocated expenses and/or net investment income.
[5] Annualized.

See Notes to Financial Statements. SEMI-ANNUAL REPORT SEPTEMBER 30, 2008 11

Financial Highlights (continued)						WCMA Treasury Fund

			Class 1
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0012	0.0251	0.0331	0.0184	0.0025	0.0003
Net realized and unrealized gain (loss)	0.0000[1]	0.0006	0.0002	0.0002	(0.0004)	(0.0002)

Net increase from investment operations	0.0012	0.0257	0.0333	0.0186	0.0021	0.0001

Dividends and distributions from:
Net investment income	(0.0012)	(0.0251)	(0.0331)	(0.0184)	(0.0025)	(0.0003)
Net realized gain	—	—	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0001)

Total dividends and distributions	(0.0012)	(0.0251)	(0.0331)	(0.0185)	(0.0025)	(0.0004)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.12%[3]	2.53%	3.35%	1.87%	0.26%	0.04%

Ratios to Average Net Assets[4]

Total expenses after waiver	1.40%[5]	1.53%	1.57%	1.55%	1.32%	0.96%

Total expenses	1.48%[5]	1.53%	1.57%	1.55%	1.56%	1.58%

Net investment income	0.23%[5]	2.29%	3.32%	3.82%	0.25%	0.04%

Supplemental Data

Net assets, end of period (000)	$ 46,304	$ 33,561	$ 14,251	$ 17,407	$ 23,145	$ 26,768

[1] Amount is less than $0.0001 per share.
[2] Amount is less than $(0.0001) per share.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Treasury LLC’s allocated expenses and/or net investment income.
[5] Annualized.

See Notes to Financial Statements. 12 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Financial Highlights (continued)						WCMA Treasury Fund

			Class 2

	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0039	0.0307	0.0385	0.0241	0.0060	0.0007
Net realized and unrealized gain (loss)	0.0000[1]	0.0003	0.0003	0.0001	(0.0004)	0.0000[1]

Net increase from investment operations	0.0039	0.0310	0.0388	0.0242	0.0056	0.0007

Dividends and distributions from:
Net investment income	(0.0039)	(0.0307)	(0.0385)	(0.0241)	(0.0060)	(0.0007)
Net realized gain	—	—	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0001)

Total dividends and distributions	(0.0039)	(0.0307)	(0.0385)	(0.0242)	(0.0060)	(0.0008)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.39%[3]	3.10%	3.91%	2.45%	0.61%	0.08%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.92%[5]	0.98%	1.04%	0.98%	0.99%	0.92%

Total expenses	1.14%[5]	1.21%	1.26%	1.24%	1.24%	1.25%

Net investment income	0.75%[5]	2.98%	3.85%	2.42%	0.59%	0.08%

Supplemental Data

Net assets, end of period (000)	$ 237,142	$ 141,916	$ 98,905	$ 118,142	$ 123,994	$ 157,800

[1] Amount is less than $0.0001 per share.
[2] Amount is less than $(0.0001) per share.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Treasury LLC’s allocated expenses and/or net investment income.
[5] Annualized.

See Notes to Financial Statements. SEMI-ANNUAL REPORT SEPTEMBER 30, 2008 13

Financial Highlights (continued)						WCMA Treasury Fund

			Class 3

	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0056	0.0343	0.0421	0.0277	0.0094	0.0035
Net realized and unrealized gain (loss)	0.0000[1]	0.0002	0.0003	0.0001	(0.0004)	0.0000[1]

Net increase from investment operations	0.0056	0.0345	0.0424	0.0278	0.0090	0.0035

Dividends and distributions from:
Net investment income	(0.0056)	(0.0343)	(0.0421)	(0.0277)	(0.0094)	(0.0035)
Net realized gain	—	—	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0001)

Total dividends and distributions	(0.0056)	(0.0343)	(0.0421)	(0.0278)	(0.0094)	(0.0036)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.57%[3]	3.48%	4.28%	2.81%	0.95%	0.36%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.56%[5]	0.62%	0.68%	0.63%	0.65%	0.64%

Total expenses	0.83%[5]	0.89%	0.96%	0.94%	0.94%	0.95%

Net investment income	1.10%[5]	3.22%	4.23%	2.80%	0.95%	0.36%

Supplemental Data

Net assets, end of period (000)	$ 642,454	$ 375,727	$ 171,739	$ 167,197	$ 162,092	$ 168,710

[1] Amount is less than $0.0001 per share.
[2] Amount is less than $(0.0001) per share.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Treasury LLC’s allocated expenses and/or net investment income.
[5] Annualized.

See Notes to Financial Statements. 14 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Financial Highlights (concluded)						WCMA Treasury Fund

			Class 4

	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0056	0.0343	0.0421	0.0277	0.0094	0.0035
Net realized and unrealized gain (loss)	0.0000[1]	0.0001	0.0002	0.0001	(0.0003)	0.0000[1]

Net increase from investment operations	0.0056	0.0344	0.0423	0.0278	0.0091	0.0035

Dividends and distributions from:
Net investment income	(0.0056)	(0.0343)	(0.0421)	(0.0277)	(0.0094)	(0.0035)
Net realized gain	—	—	(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0001)

Total dividends and distributions	(0.0056)	(0.0343)	(0.0421)	(0.0278)	(0.0094)	(0.0036)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.57%[3]	3.48%	4.28%	2.81%	0.95%	0.36%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.56%[5]	0.61%	0.68%	0.63%	0.65%	0.65%

Total expenses	0.83%[5]	0.89%	0.95%	0.93%	0.93%	0.96%

Net investment income	1.11%[5]	3.06%	4.24%	2.86%	0.91%	0.36%

Supplemental Data

Net assets, end of period (000)	$ 640,497	$ 499,438	$ 126,693	$ 88,886	$ 57,539	$ 88,849

[1]	Amount is less than $0.0001 per share.

[2]	Amount is less than $(0.0001) per share.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Treasury LLC’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

15

Notes to Financial Statements (Unaudited) WCMA Government Securities Fund and WCMA Treasury Fund

1. Significant Accounting Policies:

WCMA Government Securities Fund and WCMA Treasury Fund (the
“Funds” or individually the “Fund”) are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as no load, diversified, open-end management investment companies. WCMA
Government Securities Fund and WCMA Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master
Government Securities LLC and Master Treasury LLC (individually
“Government LLC” and “Treasury LLC,” or collectively the “Master LLCs”), respectively, each of which has the same investment objective and strate-
gies as the related Fund. The value of each Fund’s investment in the related Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The performance of each Fund is directly affected by the performance of the related Master LLC. The financial statements of the Master LLCs, including the Schedules of
Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentages of Government LLC and Treasury
LLC owned by WCMA Government Securities Fund and WCMA Treasury
Fund at September 30, 2008 were 39.2% and 24.5%, respectively. The
Funds are divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share repre-
sents interests in the same assets of the Funds and has identical voting, dividend, liquidation and other rights and the same terms and condi-
tions, except that each class bears certain expenses related to service and the distribution of such shares and the additional incremental trans-
fer agency costs resulting from the conversion of shares and has exclu-
sive voting with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds record their investment in the appli-
cable Master LLC at fair value. Valuation of securities held by the Master
LLCs is discussed in Note 1 of the Master LLCs’ Notes to Financial
Statements, which are included elsewhere in this report. The Funds seek to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Effective April 1, 2008, each Fund adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157,
“Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measure-
ments. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for
identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information avail-
able in the circumstance, to the extent observable inputs are not available (including a Fund’s own assumption used in determining the fair value of investments)

The following table summarizes the inputs used as of September 30,
2008 in determining the fair valuation of each Fund’s investments:

Investments in Securities

WCMA
	Government	WCMA
	Securities	Treasury
Valuation Inputs	Fund	Fund

Level 1	—	—
Level 2	$ 512,579,763	$1,566,630,198
Level 3	—	—

Total	$ 512,579,763	$1,566,630,198

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLCs are accounted for on a trade date basis.
The Funds record daily their proportionate share of the related Master
LLC’s income, expenses and realized gains and losses. In addition, the
Funds accrue their own income and expenses. Income and realized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

16 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Notes to Financial Statements (continued) WCMA Government Securities Fund and WCMA Treasury Fund

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statute of limita-
tions on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. In
September 2008, FASB Staff Position No. 133-1 and FASB Interpretation
No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB
Interpretation No. 45; and Clarification of the Effective Date of FASB
Statement No. 161” was issued and is effective for fiscal years and inter-
im periods ending after November 15, 2008. The FSP amends FASB
Statement No. 133, “Accounting for Derivative Instruments and Hedging
Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’
financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The Funds have entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, each
Fund pays the Administrator a monthly fee at an annual rate of 0.25%
of the average daily value of each Fund’s net assets. Merrill Lynch & Co.,
Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”)
are principal owners of BlackRock, Inc.

The Funds have also entered into a Distribution Agreement and a
Distribution and Shareholder Servicing Plan (the “Distribution Plan”)
with Merrill Lynch, Pierce, Fenner and Smith Incorporated (“MLPF&S”),
a wholly owned subsidiary of Merrill Lynch.

Pursuant to the Distribution Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund pays MLPF&S ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service	Distribution
	Fee	Fee

Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fee compensates MLPF&S for providing shareholder servicing and/or distribution related services to shareholders. The Funds have entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of each Fund’s fees and expenses to ensure that the net expenses for
WCMA Government Securities Fund’s Class 2 Shares is 0.32% higher than that of CMA Government Securities Fund and the net expenses for
WCMA Treasury Fund’s Class 2 Shares is 0.35% higher than that of CMA
Treasury Fund. In addition, the net expenses of the Class 3 and Class 4
Shares of each Fund are equal to those of CMA Government Securities
Fund and CMA Treasury Fund, as applicable. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. For the six months ended
September 30, 2008, MLPF&S earned and waived fees for each Fund as follows, which are shown as fees waived by administrator on the
Statements of Operations:

	Fees	Fees
	Earned	Waived

WCMA Government Securities Fund	$1,095,948	$ 740,850
WCMA Treasury Fund	$2,134,415	$1,332,678

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch and an affiliate of the Administrator, serves as transfer agent. Interest is earned by the Funds from FDS based on the difference, if any, between estimated and actual daily share activity, which results in uninvested net proceeds from sales of Fund shares. This is shown as income from affiliates on the Statements of Operations.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2008 17

Notes to Financial Statements (continued)		WCMA Government Securities Fund and WCMA Treasury Fund

3. Capital Share Transactions:
Transactions in shares for each class were as follows:
	Six Months Ended		Year Ended
	September 30, 2008		March 31, 2008

WCMA Government Securities Fund	Shares	Amount	Shares	Amount

Class 1

Shares sold	145,798,149	$ 145,798,149	121,626,056	$ 121,626,056
Shares issued to shareholders in reinvestment of dividends	19,809	19,809	315,273	315,273

Total issued	145,817,958	145,817,958	121,941,329	121,941,329
Shares redeemed	(147,366,678)	(147,366,678)	(122,533,816)	(122,533,816)

Net decrease	(1,548,720)	$ (1,548,720)	(592,487)	$ (592,487)

Class 2

Shares sold	200,636,750	$ 200,636,750	527,715,700	$ 527,715,700
Shares issued to shareholders in reinvestment of dividends	391,111	391,111	2,758,865	2,758,865

Total issued	201,027,861	201,027,861	530,474,565	530,474,565
Shares redeemed	(206,221,408)	(206,221,408)	(524,336,137)	(524,336,137)

Net increase (decrease)	(5,193,547)	$ (5,193,547)	6,138,428	$ 6,138,428

Class 3

Shares sold	569,318,964	$ 569,318,964	1,037,700,677	$ 1,037,700,677
Shares issued to shareholders in reinvestment of dividends	1,043,103	1,043,103	6,009,348	6,009,348

Total issued	570,362,067	570,362,067	1,043,710,025	1,043,710,025
Shares redeemed	(559,007,032)	(559,007,032)	(1,047,361,189)	(1,047,361,189)

Net increase (decrease)	11,355,035	$ 11,355,035	(3,651,164)	$ (3,651,164)

Class 4

Shares sold	715,921,866	$ 715,921,866	1,722,710,820	$ 1,722,710,820
Shares issued to shareholders in reinvestment of dividends	1,574,874	1,574,874	8,028,096	8,028,096

Total issued	717,496,740	717,496,740	1,730,738,916	1,730,738,916
Shares redeemed	(719,398,423)	(719,398,423)	(1,683,968,132)	(1,683,968,132)

Net increase (decrease)	(1,901,683)	$ (1,901,683)	46,770,784	$ 46,770,784

18 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Notes to Financial Statements (concluded)		WCMA Government Securities Fund and WCMA Treasury Fund

	Six Months Ended		Year Ended
	September 30, 2008		March 31, 2008

WCMA Treasury Fund	Shares	Amount	Shares	Amount

Class 1

Shares sold	224,099,975	$ 224,099,975	325,720,232	$ 325,720,232
Shares issued to shareholders in reinvestment of dividends	19,949	19,949	372,698	372,698

Total issued	224,119,924	224,119,924	326,092,930	326,092,930
Shares redeemed	(211,377,441)	(211,377,441)	(306,790,960)	(306,790,960)

Net increase	12,742,483	$ 12,742,483	19,301,970	$ 19,301,970

Class 2

Shares sold	542,533,072	$ 542,533,072	655,086,353	$ 655,086,353
Shares issued to shareholders in reinvestment of dividends	563,937	563,937	3,381,360	3,381,360

Total issued	543,097,009	543,097,009	658,467,713	658,467,713
Shares redeemed	(447,872,097)	(447,872,097)	(615,487,930)	(615,487,930)

Net increase	95,224,912	$ 95,224,912	42,979,783	$ 42,979,783

Class 3

Shares sold	1,876,706,206	$ 1,876,706,206	2,051,372,888	$ 2,051,372,888
Shares issued to shareholders in reinvestment of dividends	2,111,442	2,111,442	7,701,692	7,701,692

Total issued	1,878,817,648	1,878,817,648	2,059,074,580	2,059,074,580
Shares redeemed	(1,612,093,709)	(1,612,093,709)	(1,855,118,228)	(1,855,118,228)

Net increase	266,723,939	$ 266,723,939	203,956,352	$ 203,956,352

Class 4

Shares sold	2,217,213,969	$ 2,217,213,969	3,141,057,047	$ 3,141,057,047
Shares issued to shareholders in reinvestment of dividends	2,566,062	2,566,062	8,207,096	8,207,096

Total issued	2,219,780,031	2,219,780,031	3,149,264,143	3,149,264,143
Shares redeemed	(2,078,722,890)	(2,078,722,890)	(2,776,555,723)	(2,776,555,723)

Net increase	141,057,141	$ 141,057,141	372,708,420	$ 372,708,420

4. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Administrator, replaced MLPF&S as the sole distributor of the Funds. The service and distribution fees will not change as a result of this transaction.

On October 9, 2008, the Board approved the Funds’ participation in the U.S. Treasury Department Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participating in the Program, shareholders will have Federal insurance up to the lesser of the amount of a shareholder’s balance in the Funds as of the close of business on September 19, 2008, or the amount held in the Funds on the date that a claim is filed for payment under the Program. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed.

As a participant of the program, which expires December 18, 2008, the Funds have paid a participation fee of 0.01% of the Funds’ shares outstanding as of September 19, 2008.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

19

Portfolio Summary

Portfolio Composition as a Percent of Net Assets

	As of			As of

Master Government Securities LLC	9/30/08	3/31/08	Master Treasury LLC	9/30/08	3/31/08

Repurchase Agreements	54%	71%	U.S. Government Obligations	102%	106%
U.S. Government Obligations	46	33	Liabilities in Excess of Other Assets	(2)	(6)

Liabilities in Excess of Other Assets	—	(4)	Total	100%	100%

Total	100%	100%

20 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited) Master Government Securities LLC (Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Government Obligations — 46.3%
U.S. Treasury Bills (a):
1.83%, 10/02/08	$ 3,834	$ 3,833,610
0.20% — 1.86%, 10/09/08	66,142	66,122,945
0.38%, 10/16/08	20,000	19,996,622
0.05%, 10/30/08	3,030	3,029,874
1.45% — 1.70%, 11/06/08	76,290	76,165,930
0.40%, 11/13/08	35,000	34,982,889
0.10% — 0.15%, 11/20/08	24,140	24,136,205
1.68% — 1.70%, 11/28/08	39,448	39,338,411
0.23% — 1.65%, 12/04/08	77,546	77,470,028
1.48% — 1.58%, 12/11/08	49,009	48,860,088
2.25%, 12/26/08	10,000	9,945,625
0.76% — 1.10%, 1/02/09	31,404	31,336,126
1.97%, 1/08/09	9,380	9,328,671
1.81%, 1/15/09	40,000	39,784,811
1.89% — 1.90%, 1/29/09	8,000	7,949,046
1.88% — 1.89%, 2/05/09	15,000	14,899,538
1.99% — 2.00%, 2/12/09	20,000	19,850,637
1.94%, 2/19/09	7,828	7,768,206
1.91%, 2/26/09	10,000	9,920,947
0.69%, 3/19/09	60,000	59,804,500

Total U.S. Government Obligations		604,524,709

Repurchase Agreements — 53.5%
Banc of America Securities Corp., purchased on
9/24/08 to yield 0.50% to 10/01/08, repurchase
price $63,706,193, collateralized by GNMA, 6.50%
due 9/20/38	63,700	63,700,000

Barclays Capital Inc., purchased on 7/28/08
to yield 2.20% to 10/27/08, repurchase price
$56,210,866, collateralized by U.S. Treasury Inflation
Bonds, 2.63% due 5/31/10	55,900	55,900,000

Citigroup Global Markets Inc., purchased on 9/24/08
to yield 1.20% to 10/01/08, repurchase price
$63,714,863, collateralized by GNMA, 6%
due 9/20/38	63,700	63,700,000

Credit Suisse Securities (USA) LLC, purchased on
8/01/08 to yield 2.25% to 11/03/08, repurchase
price $55,323,125, collateralized by GNMA,
5% to 7.50% due 9/15/13 to 9/15/38	55,000	55,000,000

Deutsche Bank Securities Inc., purchased on 9/24/08
to yield 2.25% to 10/01/08, repurchase price
$63,727,869, collateralized by GNMA, 5.50% to 7%
due 7/15/36 to 9/15/38	63,700	63,700,000

	Par
Issue	(000)	Value

Repurchase Agreements (concluded)
Goldman Sachs & Co., Inc., purchased on 7/15/08
to yield 2.04% to 10/14/08, repurchase price
$58,399,602, collateralized by GNMA, 4.50% to 6%
due 6/15/18 to 7/15/38	$ 58,100	$ 58,100,000

Greenwich Capital Markets, Inc., purchased on
9/24/08 to yield 1.25% to 10/01/08, repurchase
price $63,715,483, collateralized by GNMA,
4.85% to 7% due 3/15/38 to 3/15/48	63,700	63,700,000

HSBC Securities (USA) Inc., purchased on 9/30/08
to yield 0.20% to 10/01/08, repurchase price
$62,500,347, collateralized by U.S. Treasury Inflation
Bonds, 2% due 1/15/26	62,500	62,500,000

J Morgan Securities Inc., purchased on 9/30/08
to yield 1% to 10/07/08, repurchase price
$62,512,153, collateralized by GNMA, 4.50% to 13%
due 10/15/08 to 2/15/49	62,500	62,500,000

Merrill Lynch Government Securities Inc., purchased
on 9/24/08 to yield 1.20% to 10/01/08,
repurchase price $63,714,863, collateralized by
GNMA, 5% to 7.50% due 12/20/21 to 2/20/38 (b)	63,700	63,700,000

Mizuho Securities USA LLC, purchased on 9/30/08
to yield 0.25% to 10/01/08, repurchase price
$28,000,194, collateralized by U.S. Treasury Bills,
due 9/24/09	28,000	28,000,000

UBS Securities LLC, purchased on 7/16/08 to yield
2.15% to 10/15/08, repurchase price 59,320,649,
collateralized by GNMA, 3.50% to 13.50%
due 12/15/08 to 9/15/38	59,000	59,000,000

Total Repurchase Agreements		699,500,000

Total Investments (Cost — $1,304,024,709*) — 99.8%		1,304,024,709
Other Assets Less Liabilities — 0.2%		2,794,270

Net Assets — 100.0%	$ 1,306,818,979

* Cost for federal income tax purposes.
(a) Traded on a discount basis. Rates shown are the discount rates or range of discount rates paid at the time of purchase.
(b) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

Merrill Lynch Government Securities Inc.	$ (4,800)	$ 611,530

SEMI-ANNUAL REPORT SEPTEMBER 30, 2008 21

Schedule of Investments (concluded) Master Government Securities LLC

•Effective April 1,2008,the Master LLC adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Master LLC’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$1,304,024,709
Level 3	—

Total	$1,304,024,709

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited) Master Treasury LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Government Obligations — 102.4%
U.S. Treasury Bills (a):
0.05% — 1.90%, 10/02/08	$ 785,943	$ 785,915,154
0.05% — 1.865%, 10/09/08	695,276	695,167,769
0.05% — 1.505%, 10/16/08	581,014	580,860,561
0.05% — 1.56%, 10/23/08	701,350	701,147,066
0.05% — 1.72%, 10/30/08	501,427	500,942,095
0.10% — 1.71%, 11/06/08	845,607	844,767,596
0.08% — 1.82%, 11/13/08	187,475	187,290,867
0.15% — 1.88%, 11/20/08	546,629	546,082,185
0.11% — 0.403%, 11/28/08	31,318	31,300,370
0.10% — 1.73%, 12/04/08	263,817	263,359,178
1.75%, 12/11/08	150,000	149,475,000
0.25% — 2.25%, 12/26/08	161,410	161,186,815
1.203% — 2.125%, 1/02/09	99,000	98,638,138
2.034% — 2.07%, 1/08/09	26,000	25,851,800
1.81% — 1.935%, 1/15/09	171,485	170,542,990
1.958%, 1/22/09	40,000	39,752,050
1.895% — 1.896%, 2/05/09	60,000	59,595,598
1.986% — 2.002%, 2/12/09	61,000	60,544,052
1.749% — 1.98%, 2/19/09	96,000	95,292,449
1.95%, 2/26/09	100,000	99,192,917
1.815%, 3/12/09	70,000	69,424,746
0.69% — 1.41%, 3/19/09	355,000	353,444,854

		6,519,774,250

U.S. Treasury Notes, 4.75%, 12/31/08	20,000	20,216,594

Total Investments
(Cost — $6,539,990,844*) — 102.4%		6,539,990,844
Liabilities in Excess of Other Assets — (2.4)%		(150,274,897)

Net Assets — 100.0%		$6,389,715,947

* Cost for federal income tax purposes. (a) Traded on a discount basis. Rates shown are the discount rates or range of discount rates paid at the time of purchase.

•Effective April 1,2008,the Master LLC adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Master LLC’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$6,539,990,844
Level 3	—

Total	$6,539,990,844

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

23

Statements of Assets and Liabilities

	Master
	Government	Master
September 30, 2008 (Unaudited)	Securities LLC	Treasury LLC

Assets

Investments at value — unaffiliated[1]	$ 604,524,709	$6,539,990,844
Repurchase agreements at value — unaffiliated[2]	635,800,000	—
Repurchase agreements at value — affiliated[3]	63,700,000	—
Cash	266	707
Investments sold receivable	—	290,541,608
Contributions receivable from investors	2,009,337	—
Interest receivable	1,014,132	232,155
Prepaid expenses	23,159	31,723

Total assets	1,307,071,603	6,830,797,037

Liabilities

Investments purchased payable	—	440,496,903
Investment advisory fees payable	190,960	491,211
Other affiliates payable	9,762	23,858
Withdrawals payable to investors	—	486
Officer’s and Directors’ fees payable	100	230
Other accrued expenses payable	51,802	68,402

Total liabilities	252,624	441,081,090

Net Assets	$1,306,818,979	$6,389,715,947

Net Assets Consist of

Investors’ capital	$1,306,818,979	$6,389,715,947

[1] Investments at cost — unaffiliated	$ 604,524,709	$6,539,990,844

[2] Repurchase agreements at cost — unaffiliated	$ 635,800,000	—

[3] Repurchase agreements at cost — affiliated	$ 63,700,000	—

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Statements of Operations

	Master
	Government	Master
Six Months Ended September 30, 2008 (Unaudited)	Securities LLC	Treasury LLC

Investment Income

Interest	$ 10,800,281	$ 26,624,665
Income from affiliates	611,530	—

Total Income	11,411,811	26,624,665

Expenses

Investment advisory	1,189,629	2,454,622
Accounting services	114,978	194,989
Custodian	32,280	40,490
Professional	22,813	23,397
Officer and Directors	15,312	22,451
Printing	662	1,381
Miscellaneous	8,767	12,442

Total expenses	1,384,441	2,749,772

Net investment income	10,027,370	23,874,893

Realized Gain

Net realized gain from investments	11,856	7,721

Net Increase in Net Assets Resulting from Operations	$ 10,039,226	$ 23,882,614

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

25

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC

	Six Months Ended		Six Months Ended
	September 30,	Year Ended	September 30,	Year Ended
	2008	March 31,	2008	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	(Unaudited)	2008

Operations

Net investment income	$ 10,027,370	$ 42,522,869	$ 23,874,893	$ 52,666,503
Net realized gain	11,856	71,881	7,721	130,747
Net change in unrealized appreciation/depreciation	—	(27,831)	—	(186,066)

Net increase in net assets resulting from operations	10,039,226	42,566,919	23,882,614	52,611,184

Capital Transactions

Proceeds from contributions	3,091,226,130	6,967,978,832	13,032,158,513	12,960,360,648
Fair value of withdrawals	(3,102,568,544)	(6,666,836,245)	(10,152,643,720)	(10,401,372,105)

Net increase (decrease) in net assets derived from capital transactions	(11,342,414)	301,142,587	2,879,514,793	2,558,988,543

Net Assets

Total increase (decrease) in net assets	(1,303,188)	343,709,506	2,903,397,407	2,611,599,727
Beginning of period	1,308,122,167	964,412,661	3,486,318,540	874,718,813

End of period	$1,306,818,979	$ 1,308,122,167	$ 6,389,715,947	$ 3,486,318,540

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Financial Highlights				Master Government Securities LLC
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	0.85%[1]	4.16%	4.90%	3.37%	1.44%	0.94%

Ratios to Average Net Assets

Total expenses	0.23%[2]	0.24%	0.26%	0.26%	0.25%	0.22%

Net investment income	1.67%[2]	3.99%	4.84%	3.31%	1.39%	0.94%

Supplemental Data

Net assets, end of period (000)	$ 1,306,819	$ 1,308,122	$ 964,413	$ 968,809 $	936,566	$ 1,194,238

[1] Aggregate total investment return.
[2] Annualized.

					Master Treasury LLC
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	0.77%[1]	3.87%	4.70%	3.22%	1.35%	0.81%

Ratios to Average Net Assets

Total expenses	0.17%[2]	0.21%	0.26%	0.26%	0.25%	0.23%

Net investment income	1.48%[2]	3.42%	4.63%	3.14%	1.34%	0.82%

Supplemental Data

Net assets, end of period (000)	$ 6,389,716	$ 3,486,319	$ 874,719	$ 873,537 $	969,383	$ 1,115,732

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

27

Notes to Financial Statements (Unaudited) Master Government Securities LLC and Master Treasury LLC

1. Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC
(collectively the “Master LLCs”) are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), and are each organized as Delaware limited liability companies. The Limited Liability
Company Agreement of each Master LLC permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. Throughout this report, the Board of Trustees is referred to as the Board of Directors (the “Board”). The Master LLCs’ financial statements are prepared in conformity with accounting principles gen-
erally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation of Investments: Master LLCs’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLCs may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal
Reserve book entry system or held in a segregated account by each of the Master LLC’s custodians. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Master LLCs may be delayed or limited.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recog-
nized on the accrual basis. The Master LLCs amortize all premiums and discounts on debt securities.

Income Taxes: The Master LLCs are classified as a partnership for federal income tax purposes. As such, each investor in a Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC.

Therefore, no federal income tax provision is required. It is intended that the Master LLCs’ assets will be managed so an investor in the Master
LLCs can satisfy the requirements of Subchapter M of the Internal
Revenue Code. The Master LLCs are disregarded as an entity separate from its owner for tax purposes, therefore they are not required to file income tax returns.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and
FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit
Derivatives and Certain Guarantees: An Amendment of FASB Statement
No. 133 and FASB Interpretation No. 45; and Clarification of the
Effective Date of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008.
The FSP amends FASB Statement No. 133, “Accounting for Derivative
Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instru-
ments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15,
2008. The impact on each Master LLC’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment and administration services. Merrill Lynch & Co., Inc. and The PNC Financial Services Group,
Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLCs.
The Advisor also performs certain administrative services necessary for the operation of the Master LLCs. For such services, the Master LLCs pay

28 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Notes to Financial Statements (concluded)

Master Government Securities LLC and Master Treasury LLC

the Advisor a monthly fee based upon the average daily value of each
Master LLC’s net assets at the following annual rates: 0.25% of the
Master LLC’s average daily net assets not exceeding $500 million;
0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.125% of the average daily net assets in excess of $1 billion.

The Advisor has entered into a separate sub-advisory agreement with respect to each Master LLC with BlackRock Institutional Management
Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the six months ended September 30, 2008, the Master LLCs reim-
bursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimburse-
ments were as follows:

Reimbursement
to Advisor

Master Government Securities LLC	$ 9,585
Master Treasury LLC	$24,419

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLCs reimburse the Advisor for compensation paid to the Master LLCs’
Chief Compliance Officer.

3. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

WCMA Government Securities Fund (the “Government Fund”) currently invests all of its investable assets in Master Government Securities LLC
(the “Master Government LLC”). WCMA Treasury Fund (the “Treasury
Fund,” and together with the Government Fund, the “Funds”) currently invests all of its investable assets in the Master Treasury LLC (the
“Master Treasury LLC,” and together with the Master Government LLC, the “Master LLCs”). Accordingly, the Funds do not require investment advisory services, since all investments are made at the Master
LLC level.

The Board of Directors of each Master LLC met in person in April and
June 2008 to consider the approval of the Master LLC’s investment advisory agreement entered into with BlackRock Advisors, LLC (the
“Advisor”) with respect to the relevant Fund (each, an “Advisory
Agreement”). The Board of each Master LLC also considered the approval of the subadvisory agreement between the Advisor and
BlackRock Institutional Management Corporation (the “Subadvisor”)
with respect to the relevant Fund (each, a “Subadvisory Agreement”).
The Advisor and the Subadvisor are referred to herein as “BlackRock.”
The Advisory Agreements and the Subadvisory Agreements are referred to herein as the “Agreements.” Since each Fund invests all of its investable assets in the relevant Master LLC, the Board of Trustees of each Fund also considered the approval of the pertinent Agreements.
For ease and clarity of presentation, the Board of Directors of each
Master LLC and the Board of Trustees of each Fund, which are com-
prised of the same thirteen individuals, are herein referred to collectively as the “Boards,” the members of which are referred to as “Directors.”

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not “interested persons” of either the Funds or the Master LLCs as defined in the Investment Company Act of 1940, as amended (the
“1940 Act”) (the “Independent Directors”). The Boards are responsible for the oversight of the operations of relevant Fund and Master LLC and perform the various duties imposed on the directors of investment com-
panies by the 1940 Act. The Independent Directors have retained inde-
pendent legal counsel to assist them in connection with their duties.
The Co-Chairs of each Board are both Independent Directors. The
Boards established four standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee and
a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. . and certain affiliates (the “Transaction”), each Master LLC entered into an

Advisory Agreement with respect to the relevant Fund with the Advisor with an initial two-year term and the Advisor entered into a Subadvisory
Agreement with respect to the relevant with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the Boards are required to con-
sider the continuation of the Agreements on an annual basis. In con-
nection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the relevant
Fund and/or Master LLC by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The
Boards also received and assessed information regarding the services provided to the relevant Fund and/or Master LLC by certain unaffiliated service providers.

Throughout the year, the Boards, acting directly and through their com-
mittees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided to the relevant Fund and/or Master
LLC and their shareholders. Among the matters the Boards considered, as pertinent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund and/or the Master LLC, such as transfer agency fees and fees for marketing and distribution; (c) Fund and/or Master LLC operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s and the Master LLC’s investment objective, policies and restrictions, (e) the
Master LLC’s and the Fund’s compliance with their respective Code of
Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Boards; (i) valuation and liquidity proce-
dures; and (j) periodic overview of BlackRock’s business, including
BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The
Boards are engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist their deliberations. These materials included (a) information inde-
pendently compiled and prepared by Lipper, Inc. (“Lipper”) on the rele-
vant Fund’s fees and expenses and the investment performance of the

30 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Fund as compared with a peer group of funds as determined by Lipper
(“Peers”); (b) information on the profitability of the Agreements to
BlackRock and certain affiliates, including their other relationships with the relevant Fund and/or Master LLC, and a discussion of fall-out bene-
fits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-
end funds, under similar investment mandates, as well as the perform-
ance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the relevant Fund’s shares and the
Master LLC’s interests; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Boards requested and subsequently received from BlackRock with respect to each relevant Fund and Master LLC (i) comprehensive analy-
sis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund and Master
LLC profitability, Fund and Master LLC size and Fund and Master LLC fee levels; and (iv) additional information on sales and redemptions.

The Boards also considered other matters they deemed important to the approval process with respect to each relevant Fund and Master LLC, such as payments made to BlackRock or its affiliates relating to the dis-
tribution of the Fund’s shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund and the Master LLC. The Boards did not identify any particular information as controlling, and each Director may have attributed differ-
ent weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered the proposed renewal of the pertinent Agreements. As a result of the discussions, the Boards requested and BlackRock provided additional information, as detailed above, in advance of the June 3 – 4,
2008 Board meeting. At the in-person meeting held on June 3 – 4,
2008, the Boards, including the Independent Directors, unanimously approved, with respect to each pertinent Fund, the continuation of
(a) the Advisory Agreement between the Advisor and the relevant Master
LLC for a one-year term ending June 30, 2009 and (b) the related
Subadvisory Agreement between the Advisor and the Subadvisor for a one-year term ending June 30, 2009. The Boards considered all factors they believed relevant with respect to each Fund and Master LLC, as applicable, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment per-
formance of the Fund, the Master LLC and BlackRock portfolio manage-
ment; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Fund and the Master LLC; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Boards, including the
Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each relevant Fund and Master LLC. The
Boards compared each Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the per-
formance of at least one relevant index or combination of indices. The
Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The
Boards also reviewed the materials provided by each Master LLC’s port-
folio management team discussing the Master LLC’s performance and investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of each
Master LLC’s portfolio management team; BlackRock’s portfolio trading capabilities; BlackRock’s use of technology; BlackRock’s commitment to compliance; and BlackRock’s approach to training and retaining port-
folio managers and other research, advisory and management person-
nel. The Boards also reviewed BlackRock’s compensation structure with respect to the portfolio management team of each Master LLC and
BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the
Funds and Master LLCs. BlackRock and its affiliates provide the Funds and the Master LLCs with certain administrative, transfer agency, share-
holder and other services (in addition to any such services provided to the Funds and the Master LLCs by third parties) and officers and other personnel as are necessary for the operations of the Funds and the
Master LLCs. In addition to investment advisory services, BlackRock and its affiliates provide the Funds and the Master LLCs with other services, including, as pertinent, (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing
Board meetings and preparing the materials for such Board meetings;
(e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Funds and the Master LLCs, such as tax reporting and fulfilling regulatory filing requirements. The Boards reviewed the structure and duties of
BlackRock’s fund administration, accounting, legal and compli-
ance departments.

B. The Investment Performance of the Funds, the Master LLCs and
BlackRock: The Boards, including the Independent Directors, also reviewed and considered the performance history of each relevant Fund.
In preparation for the April 16, 2008 meeting, the Boards were provided with reports with respect to each Fund, independently prepared by
Lipper, which included a comprehensive analysis of the Fund perform-
ance. The Boards also reviewed a narrative and statistical analysis of

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

31

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings. In connection with their review, the
Boards received and reviewed information regarding the investment per-
formance of the Fund (and the related performance of the Master LLC)
as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The
Boards were provided with a description of the methodology used by
Lipper to select peer funds. The Boards regularly review the performance of the relevant Fund and Master LLC throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted with favor that BlackRock had generally avoided signif-
icant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months.

The Boards noted that the Government Fund and the Treasury Fund each performed below the median of the Fund’s peers for the one- and three-year periods and since inception. However, the Boards noted that this underperformance was not significant (underperformance was not greater than 10% of their respective median return) for any of these periods.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with Each Fund and Master LLC: The Boards, including the Independent Directors, reviewed each Master LLC’s contractual advisory fee rates compared with the other funds in the relevant Fund’s
Lipper category. They also compared each Fund’s total expenses to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provid-
ed to each Master LLC. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by
BlackRock and certain affiliates that provide services to the Master LLCs.
The Boards reviewed BlackRock’s profitability with respect to each
Master LLC and each fund the Boards currently oversee for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Boards considered the cost of the services provided to the relevant Fund and Master LLC by BlackRock, and BlackRock’s and
its affiliates’ profits relating to the management and distribution, as pertinent, of the Fund and the Master LLC and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the relevant Fund and Master LLC and concluded that there was a reasonable basis for the allocation. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obli-
gations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Boards noted that each Master LLC was subject to contractual advi-
sory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers. The Boards also took into account that each
Master LLC’s advisory fee arrangement includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases, thereby allowing shareholders the potential to participate in economies of scale.
The Boards also noted that the Advisor and Merrill Lynch, Pierce, Fenner
& Smith Incorporated (“MLPF&S”) had entered into contractual arrange-
ments with each Fund whereby the Advisor and MLPF&S each agreed to waive all or a portion of its fees and/or reimburse direct expenses of the
Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts.

D. Economies of Scale: The Boards, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of each relevant Fund and Master LLC increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master LLC to participate in these economies of scale. The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to each relevant Fund and Master LLC. The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered the anticipated efficien-
cies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations.
The Boards found, based on their review of comparable funds, that each
Fund’s/Master LLC’s management fee is appropriate in light of the scale of the Fund/Master LLC.

32 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

E. Other Factors: The Boards also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with each Fund and related Master LLC, both tangible and intangible, such as
BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund and the Master LLC, including for adminis-
trative, transfer agency and distribution services. The Boards also noted
that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in manag-
ing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Boards approved, with respect to each relevant Fund, the continua-
tion of (a) the Advisory Agreement between the Advisor and the relevant
Master LLC with respect to the Fund/Master LLC for a one-year term ending June 30, 2009 and (b) the related Subadvisory Agreement between the Advisor and Subadvisor for a one-year term ending June
30, 2009. Based upon their evaluation of all these factors in their totality, the Boards, including the Independent Directors, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the relevant Fund and Master LLC and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The
Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrange-
ments for each Fund and related Master LLC reflect the results of several years of review by the Directors and predecessor Directors, and discus-
sions between the Directors (and predecessor Directors) and BlackRock
(and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the
Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

33

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph . Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246-6484

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

34 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Secu-
rities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa-
tion on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ cur-
rent prospectus. An investment in the Funds is not insured or guar-
anteed by the Federal Deposit Insurance Corporation or any other government agency other than with respect to the Funds’ participa-
tion in the U.S. Treasury Department Guarantee Program for Money
Market Funds disclosed in this semi-annual report. Although the
Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end per-
formance information, call (800) 882-0052. The Funds’ current 7-
day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and (3)
on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Funds voted
proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

WCMA Government Securities Fund WCMA Treasury Fund 100 Bellevue Parkway Wilmington, DE 19809

#WCMAGOVTR-9/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Treasury Fund and Master Treasury LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Treasury Fund and Master Treasury LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: November 24, 2008